FAIR VALUE MEASUREMENT (Assets and Liabilities Measured or Disclosed At Fair Value) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time deposits			¥ 23,849
Total	¥ 232,579	$ 35,644	336,484
Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	232,579	$ 35,644	312,635
Quoted prices in active markets for identical assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time deposits			0
Total	0		0
Quoted prices in active markets for identical assets (Level 1) [Member] | Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	0		0
Significant other observable inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time deposits			23,849
Total	232,579		336,484
Significant other observable inputs (Level 2) [Member] | Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	232,579		312,635
Significant unobservable inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time deposits			0
Total	0		0
Significant unobservable inputs (Level 3) [Member] | Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	¥ 0		¥ 0